BENEFITS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
Activity in Benefits Payable

Activity in benefits payable, excluding military services, was as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
	(in millions)
Balances at January 1	$3,775	$3,415	$3,214
Acquisitions	5	66	29
Incurred related to:
Current year	32,711	30,198	25,834
Prior years	(474)	(257)	(372)

Total incurred	32,237	29,941	25,462

Paid related to:
Current year	(29,103)	(26,738)	(22,742)
Prior years	(3,021)	(2,909)	(2,548)

Total paid	(32,124)	(29,647)	(25,290)

Balances at December 31	$3,893	$3,775	$3,415

Benefit Expenses Excluded From Activity in Benefits Payable

Benefits expense associated with military services and provisions associated with future policy benefits excluded from the previous table was as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
	(in millions)
Military services	$(27)	$908	$3,247
Future policy benefits	354	136	114

Total	$327	$1,044	$3,361